Related Party Transactions	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 14 – Related Party Transactions

The Company leases its current facilities from Gold Team Inc., a company owned by the Company’s CEO, which owns both the Canoga Park, CA and Milford, Ohio locations. Rent expense for the three months ended March 31, 2022 and the years ended December 31, 2021 and 2020 were $42,000, $168,000, and $168,000, respectively. As of March 31, 2022, December 31, 2021, and 2020, payable to Gold Team Inc. in connection with the above leases amount to $210,000, $126,000,  and $0, respectively. (See Note 9 ).

During the year ended, December 31, 2021, the company issued 242,823 shares of common stock to Richard Landry in connection with the consulting services agreement entered by and between US Nuclear Corp and Richard Landry. As of December 31, 2021, the company has accrued accounting fees owed to Rachel Boulds, the Company’s previous Chief Financial Officer, in the amount of $2,500 for fourth quarter services performed.

In addition, as of March 31, 2022, December 31, 2021 and 2020, the Company had accrued compensation payable to its majority shareholder of $475,000, $450,000, and $350,000, respectively.

Also see Note 10.